FRANKLIN TEMPLETON GROUP
                          777 Mariners Island Boulevard
                               San Mateo, CA 94404


January 4, 1999


Filed Via EDGAR (CIK #0000225375)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

      RE:   FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
            File Nos. 2-60470 and 811-2790

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information, and Supplements thereto that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 23, 1998.

Sincerely yours,

FRANKLIN CUSTODIAN FUNDS, INC.



/s/ Leiann Nuzum
Corporate Counsel

LN:ld

cc:   Brian E. Lorenz, Esq.